SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue Recognition
Period of cancellation of distribution agreement by way of written notice	30 days
Percentage of handling charges to be reduced from repurchase price on termination by distributor without cause	5.00%
Percentage of total revenue from sales through distributors	92.00%	90.00%	90.00%
Accrued warranty	$ 2,398	$ 596
Warranty expenses	258	332	251
Government Subsidies
Amount of government grant subsidies recorded as a deduction to research and development expense	1,759		453
Amount of deferred liability recorded for cash subsidy received from the PRC government		$ 1,676